Income Taxes - Summary of Unrecognized Tax Benefits (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	$ 38	$ 28
Additions related to current year	5	6
Adjustments related to prior years	(7)
Adjustments related to prior years		4
End of year	$ 36	$ 38